Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	483,350.00
Total Offset Amount	0.00
Net Fee	483,350.00
Narrative - Max Aggregate Offering Price	$ 3,500,000,000.00
Final Prospectus	true